Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Beginning balance	R$ 301,342
Interest in earnings (losses) of associates	(51,473)	R$ (17,162)	R$ 4,440
Dividends	(343,450)
Ending balance	R$ 378,519	R$ 301,342
Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	60.25%
Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	72.50%
Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	72.50%	72.53%
Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	60.25%	58.21%
Moove Lubricants Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Comgas [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	80.12%	79.87%
Cosan Biomassa SA [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Cayman I I Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Global Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Investimentose Participacoes S A [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Lubes Investments Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Airport Energy Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Airport Energy Services Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Wessesx Petroleum Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Stanbridge Group Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
TTA [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	75.00%
Cosan Lubrificantes S.R.L [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%
LubrigrupoII [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%
Metrolube [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%
Cosan Lubrificantese Especialidades S A [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Luxembourg S A [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Overseas Limited [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan Paraguay S A [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Cosan U.S Inc [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Ilha Terminal Distribuicao de Produtos Quimicos [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Pasadena Empreendimentose Participacoes S A [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Zip Lube S A [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%	100.00%
Payly Solucoes de Pagamentos S.A. [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	100.00%
Rumo S.A. [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	1.71%	1.71%
Rumo S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Logispot Armazens Gerais S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	14.52%	14.52%
Elevacoes Portuarias S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Rumo Luxembourg Sarl [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Rumo Intermodal SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Rumo Malha Oeste SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Rumo Malha Paulista SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Rumo Malha Sul SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Rumo Malha Norte SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.40%	28.33%
Boswells S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Brado Holding S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%
A L L Servicos Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%
A L L Argentina S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Paranagua S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
A L L Armazens Gerais Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Portofer Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
Brado Logisticae Participacoes S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	17.71%	17.71%
Brado Logistica S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	17.71%	17.71%
A L L Mesopotamica S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	20.09%	20.09%
A L L Central S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	20.94%	20.94%
Servicios De Inversion Logistica Integrales SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	28.47%	28.47%
P G T S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%
Other investments [member]
Disclosure of associates and joint ventures [line items]
Dividends	R$ (5,039)
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	301,342	R$ 286,947
Interest in earnings (losses) of associates	51,473	17,162
Other comprehensive (losses) D	3,202	4,042
Dividends	(16,970)	(16,230)
Increase/ eduction of f capital and li	39,472	14,506
Assumption of assets and abilities December		(5,085)
Ending balance	R$ 378,519	301,342	286,947
Associates [member] | Tellus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	120,920,492
Shares held by Cosan	61,359,624
Cosan ownership interest	50.74%
Economic benefits %	5.00%
Beginning balance	R$ 98,723	97,002
Interest in earnings (losses) of associates	5,618	4,972
Dividends	(3,232)	(3,251)
Ending balance	R$ 101,109	98,723	97,002
Associates [member] | Novvi Limited Liability Company [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	1,011,000
Shares held by Cosan	202,200
Cosan ownership interest	20.00%
Economic benefits %	20.00%
Beginning balance	R$ 11,756	18,838
Interest in earnings (losses) of associates	(524)	(7,665)
Other comprehensive (losses) D	2,217	583
Ending balance	R$ 13,449	11,756	18,838
Associates [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	207,712,545
Shares held by Cosan	105,461,644
Cosan ownership interest	50.77%
Economic benefits %	5.00%
Beginning balance	R$ 51,426	33,998
Interest in earnings (losses) of associates	9,142	3,014
Other comprehensive (losses) D		3,181
Dividends	(4,386)	(1,840)
Increase/ eduction of f capital and li	37,639	13,073
Ending balance	R$ 93,821	51,426	33,998
Associates [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	1,735,703
Shares held by Cosan	531,125
Cosan ownership interest	51.00%
Economic benefits %	2.51%
Beginning balance	R$ 57,532	55,148
Interest in earnings (losses) of associates	2,528	3,128
Other comprehensive (losses) D	202	232
Dividends	(678)	(976)
Ending balance	R$ 59,584	57,532	55,148
Associates [member] | Radar II Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	81,440,221
Shares held by Cosan	24,920,708
Cosan ownership interest	51.00%
Economic benefits %	3.00%
Beginning balance	R$ 31,126	30,537
Interest in earnings (losses) of associates	1,634	1,704
Other comprehensive (losses) D	42	46
Dividends	(566)	(1,161)
Ending balance	R$ 32,236	31,126	30,537
Associates [member] | Usina Santa Luiza SA [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate	28,553,200
Shares held by Cosan	9,516,782
Cosan ownership interest	33.33%
Economic benefits %	33.33%
Beginning balance	R$ 4,389
Interest in earnings (losses) of associates	22,987	8,979
Increase/ eduction of f capital and li	1,833	1,433
Assumption of assets and abilities December		(6,023)
Ending balance	29,209	4,389
Associates [member] | Other investments [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	46,390	51,424
Interest in earnings (losses) of associates	10,088	3,030
Other comprehensive (losses) D	741
Dividends	(8,108)	(9,002)
Assumption of assets and abilities December		938
Ending balance	R$ 49,111	R$ 46,390	R$ 51,424